Share-based payments - Expense from Share-based Payment Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 29.6	$ 20.3	$ 16.7
Deferred Bonus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	20.0	13.8
Retention Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	4.0	4.5
Annual Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	4.6	2.0
All Employee Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	0.6	0.0
Non-Executive Directors' Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 0.4	$ 0.0